OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
OTHER ACCOUNTS RECEIVABLE

NOTE 8 - OTHER ACCOUNTS RECEIVABLE:

	December 31,	December 31,
	2022	2021

Related parties	$-	$126
Advances to suppliers	918	-
Prepaid expenses	751	50
Government institutions	151	251
Other	750	7
	$2,570	$434

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)